COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block [Abstract]
As at December 31, Brookfield Renewable had commitments for future minimum lease payments under non-cancellable leases which fall due as follows:
(MILLIONS)
2018	$33
2019	32
2020	31
2021	30
2022	27
Thereafter	262
Total	$415

As at December 31, letters of credit issued by Brookfield Renewable along with institutional investors and its subsidiaries were as follows:
(MILLIONS)	2017	2016
Brookfield Renewable along with institutional investors	$76	$66
Brookfield Renewable's subsidiaries	468	483
	$544	$549